Expense Example - FidelitySeriesSmallCapOpportunitiesFund-PRO - FidelitySeriesSmallCapOpportunitiesFund-PRO - Fidelity Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund
Sep. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none